Operating Lease Obligations (Details Narrative)	6 Months Ended
Jun. 30, 2021 USD ($)
Operating Lease Obligations
Operating Lease, Expense	$ 63,010
Operating Lease, Cost	$ 52,600
Operating Lease, Weighted Average Remaining Lease Term	1 year 6 months 3 days
Operating Lease, Weighted Average Discount Rate, Percent	15.00%